Fair Value Measurements - Derivative liability (Details) - Evolv Technologies Holdings Inc [Member] - Derivative Liability $ in Thousands	3 Months Ended
Mar. 31, 2021 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning	$ 1,000
Initial fair value of the embedded derivative	7,006
Change in fair value	1,425
Balance at ending	$ 9,431